Accounts receivable, net (Details) - Schedule of movement in allowance for doubtful accounts - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Movement In Allowance For Doubtful Accounts Abstract
Balance at beginning of the period	$ 3,350	$ 3,289
Additions		67
Reversal	(81)	(22)
Exchange difference	(74)	16
Balance at end of the period	$ 3,195	$ 3,350